INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities
The Company’s deferred tax assets consisted of the effects of temporary differences attributable to the following:
(dollars in thousands)

For the period from September 18, 2013 to December 31, 2013
Deferred Tax Asset
Net-operating loss carryforward	$1,579
Stock-based compensation	1,300
Total Deferred Tax Assets	2,879
Valuation Allowance	(2,879)
Deferred Tax Asset, Net of Allowance	$—

Schedule of Effective Income Tax Rate Reconciliation
The expected tax expense (benefit) based on the U.S. federal statutory rate is reconciled with actual tax expense (benefit) as follows:
(dollars in thousands)

For the period from September 18, 2013 to December 31, 2013
Statutory Federal Income Tax Rate	(34.0)%
State Taxes, Net of Federal Tax Benefit	(5.0)%
Change in Valuation Allowance	24.3%
Stock-based Merger Costs	14.7%
Income Tax Provision (Benefit)	0.0%

For the period from September 18, 2013 to December 31, 2013
Federal
Current	$—
Deferred	2,513
State
Current	—
Deferred	366
Change in Valuation Allowance	(2,879)
Income Tax Provision (Benefit)	$—